Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Loans and allowances for loans losses

	2012	2011

Commercial	$124,563	$126,559
Mortgage	36,996	45,576
Mortgage warehouse	137,467	103,864
Residential construction	1,475	3,047
Indirect auto	1,154	2,249
Home equity	12,267	12,966
Consumer and other	3,864	4,693

Subtotal	317,786	298,954
Less: Net deferred loan (fees) costs	214	177
Allowance for loan losses	(4,308)	(3,772)

Loans, net	$313,692	$295,359

Allowance for loan losses by portfolio segment

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
December 31, 2012
Allowance for loan losses:
Beginning balance	$2,774	$374	$393	$3	$19	$119	$90	$—	$3,772
Charge-offs	(383)	(84)	—	—	(3)	(35)	(64)	—	(569)
Recoveries	46	2	—	—	4	1	15	—	68
Provision	694	109	208	(1)	(13)	45	(5)	—	1,037

Ending balance	$3,131	$401	$601	$2	$7	$130	$36	$—	$4,308

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
December 31, 2011
Allowance for loan losses:
Beginning balance	$3,147	$389	$139	$17	$28	$142	$81	$—	$3,943
Charge-offs	(1,084)	(132)	—	—	(14)	(52)	(48)	—	(1,330)
Recoveries	—	—	—	—	4	2	16	—	22
Provision	711	117	254	(14)	1	27	41	—	1,137

Ending balance	$2,774	$374	$393	$3	$19	$119	$90	$—	$3,772

Allowance for loan losses and recorded investment in loans by portfolio segment and impairment method

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
December 31, 2012
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1,137	$132	$—	$—	$—	$22	$—	$—	$1,291
Collectively evaluated for impairment	1,994	269	601	2	7	108	36	—	3,017
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Total ending allowance	$3,131	$401	$601	$2	$7	$130	$36	$—	$4,308

Loans:
Loans individually evaluated for impairment	$6,337	$2,125	$—	$—	$—	$53	$—	$—	$8,515
Loans collectively evaluated for impairment	117,682	34,731	137,467	1,466	1,154	12,267	3,867	—	308,634
Loans acquired with deteriorated credit quality	712	139	—	—	—	—	—	—	851

Total ending loan balance	$124,731	$36,995	$137,467	$1,466	$1,154	$12,320	$3,867	$—	$318,000

	Commercial	Mortgage	Mortgage Warehouse	Residential Construction	Indirect Auto	Home Equity	Consumer and Other	Unallocated	Total
December 31, 2011
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$112	$128	$—	$—	$—	$11	$—	$—	$251
Collectively evaluated for impairment	2,662	246	393	3	19	108	90	—	3,521
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Total ending allowance	$2,774	$374	$393	$3	$19	$119	$90	$—	$3,772

Loans:
Loans individually evaluated for impairment	$4,630	$1,630	$—	$—	$—	$14	$—	$—	$6,274
Loans collectively evaluated for impairment	121,236	43,788	103,864	3,045	2,249	13,002	4,697	—	291,881
Loans acquired with deteriorated credit quality	824	152	—	—	—	—	—	—	976

Total ending loan balance	$126,690	$45,570	$103,864	$3,045	$2,249	$13,016	$4,697	$—	$299,131

Information related to impaired loans by class of loans

	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Commercial:
Commercial and other	$—	$—	$—	$6	$—	$—
Real estate	2,150	2,152	—	1,348	10	—
Land	214	214	—	1,411	3	—
Mortgage	1,296	1,296	—	967	16	—
Home equity	31	31	—	21	—	—

Subtotal	3,691	3,693	—	3,753	29	—

With an allowance recorded:
Commercial:
Real estate	1,461	1,199	365	1,681	—	—
Land	2,772	2,772	772	1,640	—	—
Mortgage	829	829	132	826	—	—
Home equity	22	22	22	15	—	—

Subtotal	5,084	4,822	1,291	4,162	—	—

Total	$8,775	$8,515	$1,291	$7,915	$—	$—

	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Commercial:
Real estate	$1,299	$1,298	$—	$1,246	$4	$—
Land	2,248	2,248	—	2,248	12	—
Mortgage	945	945	—	762	26	—
Residential construction:
Land	—	—	—	43	—	—

Subtotal	4,492	4,491	—	4,299	42	—

With an allowance recorded:
Commercial:
Commercial and other	28	29	6	40	—	—
Real estate	502	503	29	1,061	6	—
Land	552	552	77	683	—	—
Mortgage	685	685	128	617	—	—
Home equity	14	14	11	209	—	—

Subtotal	1,781	1,783	251	2,610	6	—

Total	$6,273	$6,274	$251	$6,909	$48	$—

Investment in nonaccrual loans

	Nonaccrual		Loans Past Due Over 90 Days Still Accruing
	2012	2011	2012	2011

Commercial:
Commercial and other	$29	$62	$—	$—
Real estate	3,292	2,027	—	—
Land	2,985	2,800	—	—
Mortgage	1,958	1,454	—	—
Residential construction:
Land	—	—	—	—
Indirect auto	5	8	—
Home equity	53	14	—	—
Consumer and other	39	—	—	—

Total	$8,361	$6,365	$—	$—

Aging of the recorded investment in past due loans

	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
December 31, 2012
Commercial:
Commercial and other	$67	$—	$—	$67	$20,208	$20,275
Real estate	1,019	24	2,644	3,687	76,193	79,880
Five or more family	—	—	—	—	14,286	14,286
Construction	—	—	—	—	1,795	1,795
Land	—	109	2,494	2,603	5,892	8,495
Mortgage	523	283	1,469	2,275	34,720	36,995
Mortgage warehouse	—	—	—	—	137,467	137,467
Residential construction:
Construction	—	—	—	—	1,099	1,099
Land	—	—	—	—	367	367
Indirect auto	10	—	5	15	1,139	1,154
Home equity	21	—	25	46	12,274	12,320
Consumer and other	3	—	—	3	3,864	3,867

Total	$1,643	$416	$6,637	$8,696	$309,304	$318,000

	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
December 31, 2011
Commercial:
Commercial and other	$—	$—	$29	$29	$18,077	$18,106
Real estate	1,057	128	1,589	2,774	77,702	80,476
Five or more family	43	—	—	43	17,670	17,713
Construction	—	—	—	—	1,172	1,172
Land	216	—	2,248	2,464	6,759	9,223
Mortgage	1,293	55	1,115	2,463	43,107	45,570
Mortgage warehouse	—	—	—	—	103,864	103,864
Residential construction:
Construction	—	—	—	—	2,629	2,629
Land	—	—	—	—	416	416
Indirect auto	27	—	8	35	2,214	2,249
Home equity	—	—	14	14	13,002	13,016
Consumer and other	—	14	—	14	4,683	4,697

Total	$2,636	$197	$5,003	$7,836	$291,295	$299,131

Loans by class modified as troubled debt restructurings

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial:
Real estate	2	$726	$589
Consumer and other	1	130	—

Total	3	$856	$589

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial:
Commercial and other	1	$33	$33
Real estate	2	431	429
Mortgage	1	131	131

Total	4	$595	$593

Loans by class modified as troubled debt restructurings, payment default

Troubled Debt Restructurings
That Subsequently Defaulted:	Number of Loans	Recorded Investment

Mortgage	1	$127

Total	1	$127

Troubled Debt Restructurings
That Subsequently Defaulted:	Number of Loans	Recorded Investment
Commercial:
Real estate	1	$25

Total	1	$25

Recent analysis performed for risk category of loans

	Not Rated	Pass	Special Mention	Substandard	Doubtful
December 31, 2012
Commercial:
Commercial and other	$11	$19,945	$319	$—	$—
Real estate	—	66,427	6,131	7,322	—
Five or more family	203	10,410	3,673	—	—
Construction	—	1,795	—	—	—
Land	—	4,754	755	2,986	—
Mortgage	30,121	4,077	447	2,350	—
Mortgage warehouse	137,467	—	—	—	—
Residential construction:
Construction	1,099	—	—	—	—
Land	367	—	—	—	—
Indirect auto	1,154	—	—	—	—
Home equity	12,060	115	86	59	—
Consumer and other	3,036	831	—	—	—

Total	$185,518	$108,354	$11,411	$12,717	$—

	Not Rated	Pass	Special Mention	Substandard	Doubtful
December 31, 2011
Commercial:
Commercial and other	$67	$17,500	$510	$29	$—
Real estate	16	65,136	11,658	3,605	61
Five or more family	208	13,520	3,985	—	—
Construction	—	1,079	93	—	—
Land	—	5,447	694	3,082	—
Mortgage	37,769	4,946	722	2,133	—
Mortgage warehouse	103,864	—	—	—	—
Residential construction:
Construction	2,629	—	—	—	—
Land	416	—	—	—	—
Indirect auto	2,249	—	—	—	—
Home equity	12,623	121	92	180	—
Consumer and other	3,776	921	—	—	—

Total	$163,617	$108,670	$17,754	$9,029	$61

Outstanding balance and carrying amount of purchased loans

	2012	2011
Commercial:
Commercial and other	$29	$36
Real estate	714	923
Mortgage	139	154

Outstanding balance	$882	$1,113

Carrying amount, net of allowance of $0	$851	$977

Accretable yield, or income expected to be collected on purchased loans

	2012	2011

Beginning balance	$193	$250
New loans purchased	—	—
Reclassification from nonaccretable yield	7	30
Accretion of income	(69)	(87)
Disposals	(3)	—

Ending balance	$128	$193